Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Apr. 24, 2017
Document Creation Date	dei_DocumentCreationDate	Feb. 10, 2017